POLEN GROWTH FUND
Portfolio of Investments
January 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 92.2%
Credit Services — 9.2%
Mastercard, Inc., Class A	321,575	$ 173,261,394
Visa, Inc., Class A	504,606	162,397,349
		335,658,743
Diagnostics & Research — 3.0%
IDEXX Laboratories, Inc.*	162,716	109,094,569
Drug Manufacturers - General — 5.8%
Eli Lilly & Co.	203,892	211,466,588
Drug Manufacturers - Specialty & Generic — 3.3%
Zoetis, Inc.	962,116	120,091,319
Financial Data & Stock Exchanges — 3.5%
MSCI, Inc.	208,703	127,146,042
Information Technology Services — 2.3%
Accenture PLC, Class A	321,443	84,745,233
Insurance Brokers — 2.6%
Aon PLC, Class A	273,882	95,760,102
Internet Content & Information — 5.5%
Alphabet, Inc., Class C	593,633	200,962,580
Internet Retail — 8.8%
Amazon.com, Inc.*	1,334,867	319,433,673
Medical Devices — 1.8%
Boston Scientific Corp.*	697,620	65,248,399
Medical Instruments & Supplies — 2.2%
Intuitive Surgical, Inc.*	154,915	78,111,241
Real Estate Services — 3.1%
CoStar Group, Inc.*	1,798,219	110,590,469
Restaurants — 2.8%
Starbucks Corp.	1,103,615	101,477,399
Semiconductors — 9.8%
Broadcom, Inc.	594,873	197,081,425
NVIDIA Corp.	826,407	157,951,170
		355,032,595
Software Application — 12.1%
Intuit, Inc.	191,683	95,634,483
Paycom Software, Inc.	299,203	40,317,604
ServiceNow, Inc.*	941,632	110,180,360
Shopify, Inc., Class A*	1,103,723	144,841,569
Uber Technologies, Inc.*	622,341	49,818,397
		440,792,413
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Infrastructure — 14.5%
Microsoft Corp.	592,834	$ 255,090,542
Oracle Corp.	1,162,991	191,405,059
Synopsys, Inc.*	171,932	79,968,152
		526,463,753
Travel Services — 1.9%
Airbnb, Inc., Class A*	537,809	69,576,350
TOTAL COMMON STOCKS (Cost $2,158,864,887)		3,351,651,468
EXCHANGE TRADED FUNDS — 0.9%
Vanguard Growth ETF	70,000	33,708,500
TOTAL EXCHANGE TRADED FUNDS (Cost $33,752,313)		33,708,500
SHORT-TERM INVESTMENT — 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(a)	103,025,539	103,025,539

TOTAL SHORT-TERM INVESTMENT (Cost $103,025,539)		103,025,539

TOTAL INVESTMENTS - 95.9% (Cost $2,295,642,739)		3,488,385,507
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%		148,445,200
NET ASSETS - 100.0%		$3,636,830,707

(a)	Rate disclosed is the 7-day yield at January 31, 2026.
†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
January 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.5%
Canada — 3.6%
Shopify, Inc., Class A*	58,843	$ 7,721,967
China — 4.7%
Tencent Holdings Ltd.	131,954	10,142,223
France — 2.2%
L'Oreal SA	10,224	4,697,310
Germany — 6.0%
SAP SE	24,919	4,978,030
Siemens Energy AG*	21,622	3,683,958
Siemens Healthineers AG(a)	86,229	4,303,993
		12,965,981
Japan — 1.5%
Tokyo Electron Ltd.	12,084	3,219,892
Netherlands — 3.0%
Adyen NV(a)*	4,358	6,462,239
Sweden — 2.5%
Spotify Technology SA*	10,877	5,442,307
Taiwan — 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	152,169	8,414,327
United Kingdom — 4.6%
Aon PLC, Class A	28,787	10,065,087
United States — 63.6%
Alphabet, Inc., Class C	43,124	14,598,768
Amazon.com, Inc.*	56,195	13,447,463
Boston Scientific Corp.*	71,021	6,642,594
Broadcom, Inc.	22,386	7,416,482
CoStar Group, Inc.*	73,182	4,500,693
Eli Lilly & Co.	8,796	9,122,771
IDEXX Laboratories, Inc.*	5,326	3,570,870
Mastercard, Inc., Class A	18,073	9,737,552
Microsoft Corp.	28,955	12,459,047
MSCI, Inc.	14,741	8,980,512
NVIDIA Corp.	68,698	13,130,249
Oracle Corp.	39,797	6,549,790
ServiceNow, Inc.*	31,036	3,631,522
Starbucks Corp.	48,196	4,431,622
Uber Technologies, Inc.*	48,520	3,884,026
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Visa, Inc., Class A	29,761	$ 9,577,983
Zoetis, Inc.	45,851	5,723,122
		137,405,066
Uruguay — 2.9%
MercadoLibre, Inc.*	2,950	6,335,980
TOTAL COMMON STOCKS (Cost $154,320,590)		212,872,379

SHORT-TERM INVESTMENT — 3.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(b)	6,756,071	6,756,071
TOTAL SHORT-TERM INVESTMENT (Cost $6,756,071)		6,756,071

TOTAL INVESTMENTS - 101.6% (Cost $161,076,661)		219,628,450
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%		(3,517,203)
NET ASSETS - 100.0%		$216,111,247

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2026, these securities amounted to $10,766,232 or 4.98% of net assets.These securities have been determined by the Fund’s Adviser to be liquid securities.
(b)	Rate disclosed is the 7-day yield at January 31, 2026.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
January 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.0%
Brazil — 3.6%
NU Holdings Ltd., Class A*	206,281	$ 3,661,488
Canada — 2.8%
Shopify, Inc., Class A*	22,243	2,918,949
China — 3.9%
Tencent Holdings Ltd.	52,518	4,036,628
France — 4.5%
Schneider Electric SE	16,270	4,664,641
Germany — 6.8%
Rheinmetall AG	477	1,010,691
SAP SE	29,646	5,922,335
		6,933,026
India — 6.3%
HDFC Bank Ltd.	443,864	4,488,031
ICICI Bank Ltd.	131,078	1,932,434
		6,420,465
Ireland — 7.5%
ICON PLC*	28,716	5,176,059
Medtronic PLC	24,688	2,541,877
		7,717,936
Israel — 1.0%
Monday.com Ltd.*	8,545	980,539
Japan — 9.5%
Disco Corp.	6,625	2,823,910
Mitsubishi Heavy Industries Ltd.	36,000	1,059,982
Tokyo Electron Ltd.	21,940	5,846,112
		9,730,004
Luxembourg — 1.0%
Globant SA*	15,873	1,061,586
Netherlands — 14.1%
Adyen NV(a)*	2,376	3,523,240
ASM International NV	3,719	3,123,342
ASML Holding NV	5,475	7,850,636
		14,497,218
Poland — 3.8%
InPost SA*	246,672	3,866,293
Singapore — 1.6%
Sea Ltd., ADR*	14,156	1,649,032
Spain — 1.4%
Amadeus IT Group SA	21,221	1,422,797
	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — 3.1%
Saab AB, Class B	20,396	$ 1,591,355
Spotify Technology SA*	3,108	1,555,088
		3,146,443
Switzerland — 5.8%
Lonza Group AG	6,350	4,314,509
On Holding AG, Class A*	35,114	1,588,909
		5,903,418
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,743	1,567,846
United Kingdom — 12.3%
Aon PLC, Class A	10,743	3,756,183
AstraZeneca PLC	14,531	2,707,330
Sage Group PLC (The)	279,883	3,670,163
Willis Towers Watson PLC	7,954	2,525,156
		12,658,832
Uruguay — 6.5%
MercadoLibre, Inc.*	3,099	6,656,001
TOTAL COMMON STOCKS (Cost $77,855,775)		99,493,142

SHORT-TERM INVESTMENT — 4.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(b)	4,508,358	4,508,358
TOTAL SHORT-TERM INVESTMENT (Cost $4,508,358)		4,508,358

TOTAL INVESTMENTS - 101.4% (Cost $82,364,133)		104,001,500
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%		(1,470,158)
NET ASSETS - 100.0%		$102,531,342

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments (Concluded)
January 31, 2026
(Unaudited)
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2026, these securities amounted to $3,523,240 or 3.44% of net assets. These securities have been determined by the Fund's Adviser to be liquid securities, unless otherwise noted.
(b)	Rate disclosed is the 7-day yield at January 31, 2026.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN 5PERSPECTIVES SMALL GROWTH FUND (formerly, Polen U.S. Small Company Growth Fund)
Portfolio of Investments
January 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.8%
Aerospace & Defense — 12.1%
AAR Corp.*	2,127	$ 225,270
AeroVironment, Inc.*	882	245,540
BWX Technologies, Inc.	7,595	1,560,241
Firefly Aerospace, Inc.*	12,653	318,856
Karman Holdings, Inc.*	2,769	287,422
Kratos Defense & Security Solutions, Inc.*	6,578	677,600
Planet Labs PBC*	35,616	889,331
VSE Corp.	7,593	1,659,602
		5,863,862
Airports & Air Services — 2.9%
Corp. America Airports SA*	26,547	786,853
Joby Aviation, Inc.*	60,087	635,120
		1,421,973
Apparel Manufacturing — 0.8%
Ermenegildo Zegna NV	15,996	139,005
Figs, Inc., Class A*	24,986	270,099
		409,104
Asset Management — 1.0%
Victory Capital Holdings, Inc., Class A	5,704	402,303
WisdomTree, Inc.	6,305	102,141
		504,444
Auto & Truck Dealerships — 1.2%
OPENLANE, Inc.*	19,605	588,934
Auto Parts — 2.5%
Modine Manufacturing Co.*	6,583	1,215,617
Banks - Regional — 1.1%
Axos Financial, Inc.*	5,619	556,225
Biotechnology — 12.0%
Adaptive Biotechnologies Corp.*	44,305	819,643
Bridgebio Pharma, Inc.*	8,353	645,436
Celcuity, Inc.*	2,372	259,544
Denali Therapeutics, Inc.*	5,823	126,592
Liquidia Corp.*	14,620	619,742
Mesoblast Ltd., ADR*	11,765	202,946
Mirum Pharmaceuticals, Inc.*	5,143	530,860
Newamsterdam Pharma Co. NV*	5,861	182,394
Nuvalent, Inc., Class A*	2,975	306,098
Praxis Precision Medicines, Inc.*	1,602	503,028
Precigen, Inc.*	47,998	215,511
Protagonist Therapeutics, Inc.*	7,071	578,408
	Number of Shares	Value
COMMON STOCKS — (Continued)
Biotechnology — (Continued)
Scholar Rock Holding Corp.*	10,559	$ 468,186
Taysha Gene Therapies, Inc.*	80,296	362,135
		5,820,523
Capital Markets — 2.8%
Figure Technology Solutions, Inc., Class A*	21,774	1,238,505
Piper Sandler Cos.	323	111,871
		1,350,376
Consulting Services — 2.0%
Huron Consulting Group, Inc.*	5,620	949,780
Copper — 1.6%
ERO Copper Corp.*	23,307	781,018
Diagnostics & Research — 4.0%
GeneDx Holdings Corp.*	10,642	1,024,399
Guardant Health, Inc.*	7,952	906,846
		1,931,245
Drug Manufacturers - Specialty & Generic — 0.5%
ANI Pharmaceuticals, Inc.*	2,856	233,764
Electrical Equipment & Parts — 8.2%
Amprius Technologies, Inc.*	37,190	462,643
Bloom Energy Corp., Class A*	12,773	1,933,449
Powell Industries, Inc.	3,615	1,603,578
		3,999,670
Electronic Components — 1.1%
Bel Fuse, Inc., Class B	1,528	307,418
Vicor Corp.*	1,570	247,542
		554,960
Engineering & Construction — 6.1%
Argan, Inc.	3,049	1,058,338
Construction Partners, Inc., Class A*	5,420	595,550
Fluor Corp.*	2,213	102,218
IES Holdings, Inc.*	2,527	960,993
Sterling Infrastructure, Inc.*	643	230,136
		2,947,235
Entertainment — 2.2%
Sphere Entertainment Co.*	11,451	1,093,685
Healthcare Plans — 0.2%
Oscar Health, Inc., Class A*	7,151	102,617
Industrial Distribution — 1.3%
Xometry, Inc., Class A*	11,368	649,454
Insurance - Property & Casualty — 0.8%
HCI Group, Inc.	2,317	367,638

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN 5PERSPECTIVES SMALL GROWTH FUND (formerly, Polen U.S. Small Company Growth Fund)
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Internet Content & Information — 0.9%
Upwork, Inc.*	22,094	$ 442,543
Internet Retail — 1.1%
Wayfair, Inc., Class A*	5,144	532,353
Leisure — 1.1%
Callaway Golf Co.*	6,953	99,776
Life Time Group Holdings, Inc.*	10,761	313,898
Peloton Interactive, Inc., Class A*	18,756	104,846
		518,520
Luxury Goods — 1.3%
RealReal, Inc. (The)*	43,218	634,008
Medical Care Facilities — 3.2%
Brookdale Senior Living, Inc.*	102,499	1,537,485
Medical Devices — 4.5%
Alphatec Holdings, Inc.*	25,607	379,752
Artivion, Inc.*	9,719	396,244
Establishment Labs Holdings, Inc.*	8,953	610,147
TransMedics Group, Inc.*	5,981	801,304
		2,187,447
Metal Fabrication — 2.6%
Carpenter Technology Corp.	3,095	983,684
Proto Labs, Inc.*	4,983	262,355
		1,246,039
Oil & Gas Equipment & Services — 2.4%
Solaris Energy Infrastructure, Inc.	21,331	1,177,258
Pollution & Treatment Controls — 2.9%
CECO Environmental Corp.*	19,118	1,289,127
PureCycle Technologies, Inc.*	10,523	100,600
		1,389,727
Real Estate - Development — 1.2%
Howard Hughes Holdings, Inc.*	7,107	580,358
REIT - Specialty — 0.2%
Outfront Media, Inc., REIT	4,625	112,480
Residential Construction — 0.9%
Green Brick Partners, Inc.*	6,630	460,056
Restaurants — 1.5%
Cheesecake Factory, Inc. (The)	7,271	421,427
Shake Shack, Inc., Class A*	3,375	298,924
		720,351
Scientific & Technical Instruments — 0.3%
Novanta, Inc.*	922	124,046
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors — 1.6%
Credo Technology Group Holding Ltd.*	3,133	$ 392,502
nLight, Inc.*	8,631	393,660
		786,162
Software Application — 1.9%
Clear Secure, Inc., Class A	19,405	632,991
JFrog Ltd.*	5,059	277,233
		910,224
Software Infrastructure — 0.8%
DigitalOcean Holdings, Inc.*	4,094	226,194
Pagaya Technologies Ltd., Class A*	8,352	161,945
		388,139
Specialty Business Services — 0.8%
AZZ, Inc.	2,974	369,638
Specialty Industrial Machinery — 2.5%
Mirion Technologies, Inc.*	38,843	964,860
NuScale Power Corp.*	12,934	226,086
		1,190,946
Telecom Services — 1.1%
Millicom International Cellular SA	9,035	551,406
Uranium — 0.6%
NexGen Energy Ltd.*	21,732	273,171
TOTAL COMMON STOCKS (Cost $38,346,897)		47,474,481
SHORT-TERM INVESTMENT — 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(a)	1,087,090	1,087,090

TOTAL SHORT-TERM INVESTMENT (Cost $1,087,090)		1,087,090

TOTAL INVESTMENTS - 100.0% (Cost $39,433,987)		48,561,571
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(10,562)
NET ASSETS - 100.0%		$48,551,009

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN 5PERSPECTIVES SMALL GROWTH FUND (formerly, Polen U.S. Small Company Growth Fund)
Portfolio of Investments (Concluded)
January 31, 2026
(Unaudited)
(a)	Rate disclosed is the 7-day yield at January 31, 2026.
†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments
January 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 99.4%
Brazil — 11.1%
NU Holdings Ltd., Class A*	8,552	$ 151,798
Raia Drogasil SA	53,040	246,315
TOTVS SA	21,055	178,474
WEG SA	20,800	205,599
		782,186
China — 13.9%
ANTA Sports Products Ltd.	6,359	63,526
BYD Co. Ltd., Class H	5,500	68,568
Contemporary Amperex Technology Co. Ltd., Class A	5,300	267,423
NetEase, Inc.	5,518	143,082
Shenzhen Inovance Technology Co. Ltd., Class A	9,894	106,394
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,460	66,957
Tencent Music Entertainment Group, ADR	12,425	208,492
Xiaomi Corp., Class B(a)*	12,700	57,487
		981,929
Hong Kong — 7.9%
AIA Group Ltd.	11,656	134,481
Alibaba Group Holding Ltd.	10,900	231,882
Hong Kong Exchanges & Clearing Ltd.	3,444	189,872
		556,235
Hungary — 1.3%
Wizz Air Holdings PLC(a)*	4,783	92,768
India — 6.1%
HDFC Bank Ltd.	18,806	190,153
Indian Hotels Co. Ltd. (The)	23,361	171,372
Saregama India Ltd.	18,092	66,320
		427,845
Ireland — 1.3%
PDD Holdings, Inc., ADR*	939	94,886
Netherlands — 4.6%
Prosus NV	5,679	326,550
Poland — 3.6%
Dino Polska SA(a)*	13,891	146,960
InPost SA*	6,755	105,877
		252,837
	Number of Shares	Value
COMMON STOCKS — (Continued)
Singapore — 3.4%
Genting Singapore Ltd.	235,893	$ 136,192
Karooooo Ltd.	2,095	104,855
		241,047
South Korea — 17.4%
Hugel, Inc.*	1,169	223,391
Park Systems Corp.*	637	133,811
Samsung Electronics Co. Ltd.	4,872	538,233
Sanil Electric Co. Ltd.*	1,047	106,220
SK Square Co. Ltd.*	576	225,476
		1,227,131
Taiwan — 19.6%
Accton Technology Corp.	9,300	325,158
E Ink Holdings, Inc.	11,787	65,526
MediaTek, Inc.	4,485	248,785
Taiwan Semiconductor Manufacturing Co. Ltd.	13,535	748,431
		1,387,900
Uruguay — 5.4%
Dlocal Ltd.	13,316	179,234
MercadoLibre, Inc.*	94	201,892
		381,126
Vietnam — 3.8%
FPT Corp.	25,284	101,808
Mobile World Investment Corp.	46,900	168,463
		270,271
TOTAL COMMON STOCKS (Cost $4,864,336)		7,022,711

SHORT-TERM INVESTMENT — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(b)	49,436	49,436
TOTAL SHORT-TERM INVESTMENT (Cost $49,436)		49,436

TOTAL INVESTMENTS - 100.1% (Cost $4,913,772)		7,072,147
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(10,367)
NET ASSETS - 100.0%		$7,061,780

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments (Concluded)
January 31, 2026
(Unaudited)
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2026, these securities amounted to $297,215 or 4.21% of net assets. These securities have been determined by the Fund's Adviser to be liquid securities, unless otherwise noted.
(b)	Rate disclosed is the 7-day yield at January 31, 2026.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments
January 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 70.6%
Consumer Discretionary Products — 6.5%
Beach Acquisition Bidco, LLC, 10.00% (10% Cash / 10.75% PIK), 7/15/33(a)(b)	$ 7,705,095	$ 8,491,932
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)(c)	9,290,000	8,282,885
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	5,270,000	2,603,722
		19,378,539
Consumer Discretionary Services — 6.6%
Caesars Entertainment, Inc., 6.00%, 10/15/32(a)	4,830,000	4,701,560
Fertitta Entertainment, LLC, 6.75%, 1/15/30(a)	3,050,000	2,892,610
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	800,000	790,384
JetBlue Airways Corp., 9.875%, 9/20/31(a)	740,000	744,676
Light & Wonder International, Inc., 6.25%, 10/1/33(a)	890,000	901,543
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	8,900,000	8,120,129
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	920,000	908,526
Six Flags Entertainment Corp., 6.625%, 5/1/32(a)	760,000	777,011
		19,836,439
Consumer Staple Products — 3.8%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	2,150,000	2,212,790
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	4,250,000	4,307,286
Post Holdings, Inc., 6.25%, 10/15/34(a)	2,330,000	2,348,231
Simmons Foods, Inc., 4.625%, 3/1/29(a)	2,680,000	2,584,521
		11,452,828
Financial Services — 1.7%
EZCORP, Inc., 7.375%, 4/1/32(a)	830,000	886,222
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	2,210,000	2,263,979
Jane Street Group / JSG Finance, Inc., 6.75%, 5/1/33(a)	350,000	363,874
WEX, Inc., 6.50%, 3/15/33(a)	1,550,000	1,583,018
		5,097,093
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — 7.4%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	$6,137,000	$ 6,069,423
Global Medical Response, Inc., 7.375%, 10/1/32(a)	3,110,000	3,215,934
Molina Healthcare, Inc., 6.50%, 2/15/31(a)	290,000	297,521
Molina Healthcare, Inc., 3.875%, 5/15/32(a)	1,200,000	1,080,607
Molina Healthcare, Inc., 6.25%, 1/15/33(a)	1,070,000	1,078,094
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)	2,590,000	2,678,740
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	2,430,000	2,559,636
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	5,290,000	5,320,999
		22,300,954
Industrial Products — 3.5%
Goat Holdco, LLC, 6.75%, 2/1/32(a)	3,030,000	3,112,974
LSF12 Helix Parent, LLC, 7.125%, 2/1/33(a)	500,000	503,386
Madison IAQ, LLC, 5.875%, 6/30/29(a)	3,680,000	3,677,911
TransDigm, Inc., 6.375%, 5/31/33(a)	1,520,000	1,548,466
TransDigm, Inc., 6.75%, 1/31/34(a)	1,490,000	1,542,941
		10,385,678
Industrial Services — 2.4%
AMN Healthcare, Inc., 6.50%, 1/15/31(a)	1,770,000	1,794,799
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	3,740,000	3,766,446
Raven Acquisition Holdings, LLC, 6.875%, 11/15/31(a)	1,510,000	1,514,023
		7,075,268
Insurance — 4.5%
Alliant Holdings Intermediate, LLC, 6.50%, 10/1/31(a)	1,890,000	1,943,528
Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	700,000	725,108
Asurion, LLC and Asurion Co.-Issuer, Inc., 8.375%, 2/1/34(a)	1,800,000	1,817,930

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Insurance — (Continued)
HUB International Ltd., 7.375%, 1/31/32(a)	$5,160,000	$ 5,408,629
Jones Deslauriers Insurance Management, Inc., 6.875%, 10/1/33(a)	3,720,000	3,628,722
		13,523,917
Materials — 15.8%
AmeriTex HoldCo Intermediate, LLC, 7.625%, 8/15/33(a)	1,890,000	1,988,735
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	13,430,000	11,703,913
Celanese US Holdings, LLC, 6.75%, 4/15/33	2,090,000	2,118,225
Century Aluminum Co., 6.875%, 8/1/32(a)	1,490,000	1,545,808
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(a)	3,100,000	3,185,111
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(a)	3,060,000	3,195,598
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(a)	3,025,000	3,044,950
Compass Minerals International, Inc., 8.00%, 7/1/30(a)	2,720,000	2,882,599
Huntsman International, LLC, 5.70%, 10/15/34	640,000	598,729
Inversion Escrow Issuer, LLC, 6.75%, 8/1/32(a)	410,000	406,402
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(c)(d)(e)(f)	1,650,000	—
Olympus Water US Holding Corp., 7.25%, 6/15/31(a)	830,000	851,451
Olympus Water US Holding Corp., 7.25%, 2/15/33(a)	1,860,000	1,849,914
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	8,230,000	4,876,275
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	5,933,000	5,935,299
Specialty Steel Holdings, Inc., 12.00%, 11/15/33(e)(f)	195,000	195,000
Toucan FinCo Ltd., 9.50%, 5/15/30(a)	3,210,000	3,100,879
		47,478,888
Media — 4.1%
CCO Holdings, LLC , 4.50%, 6/1/33(a)	4,240,000	3,700,456
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
CCO Holdings, LLC , 4.25%, 1/15/34(a)	$3,300,000	$ 2,793,732
Clear Channel Outdoor Holdings, Inc., 7.50%, 3/15/33(a)	1,550,000	1,647,943
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	3,050,000	3,085,792
Warnermedia Holdings, Inc., 5.05%, 3/15/42	1,350,000	956,812
		12,184,735
Oil & Gas — 3.3%
Harvest Midstream I LP, 7.50%, 9/1/28(a)	3,080,000	3,123,945
Teine Energy Ltd., 6.875%, 4/15/29(a)	5,473,000	5,502,499
Venture Global LNG, Inc., 9.875%, 2/1/32(a)	570,000	603,039
Venture Global Plaquemines LNG, LLC, 6.75%, 1/15/36(a)	540,000	565,924
		9,795,407
Retail & Wholesale - Discretionary — 3.2%
Avis Budget Car Rental, LLC, 8.25%, 1/15/30(a)	870,000	901,085
Avis Budget Car Rental, LLC, 8.375%, 6/15/32(a)	950,000	977,408
High Ridge Brands Escrow, 8.875%, 3/15/26(e)(f)	125,000	—
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(a)	2,330,000	2,326,965
Patrick Industries, Inc., 6.375%, 11/1/32(a)	584,000	598,160
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	3,690,000	3,883,836
Wayfair, LLC, 6.75%, 11/15/32(a)	930,000	961,913
		9,649,367
Software & Technology Services — 4.6%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	8,200,000	7,961,007
CoreWeave, Inc., 9.00%, 2/1/31(a)	4,620,000	4,481,454
Ellucian Holdings, Inc., 6.50%, 12/1/29(a)	1,331,000	1,313,125
		13,755,586
Telecommunications — 3.2%
APLD ComputeCo, LLC, 9.25%, 12/15/30(a)	2,970,000	3,088,672

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Telecommunications — (Continued)
Cipher Compute, LLC, 7.125%, 11/15/30(a)	$3,070,000	$ 3,167,384
WULF Compute, LLC, 7.75%, 10/15/30(a)	3,190,000	3,329,657
		9,585,713
TOTAL CORPORATE BONDS (Cost $217,659,600)		211,500,412
SENIOR LOANS†† — 23.3%
Consumer Discretionary Products — 1.2%
MajorDrive Holdings IV, LLC, Initial Term Loan, 7.934% (SOFR +426 bps), 6/1/28(g)	3,880,891	3,706,251
Consumer Discretionary Services — 0.3%
SGH2, LLC, Initial Dollar Term Loan, 8.172% (SOFR +450 bps), 8/18/32(g)	807,975	811,530
Health Care — 5.3%
CVET Midco 2 LP, Initial Term Loan, 8.672% (SOFR +500 bps), 10/13/29(f)(g)	8,803,530	8,490,696
EyeCare Partners, LLC, Tranche B Term Loan, 8.34% (SOFR +471 bps), 11/30/28(g)(h)	4,225,464	1,695,468
EyeCare Partners, LLC, Tranche C Term Loan, 10.48% (SOFR +685 bps), 11/30/28(f)(g)	314,181	61,265
Heartland Dental, LLC, 2025 Replacement Term Loan, 7.422% (SOFR +375 bps), 8/25/32(g)	734,441	735,513
Medical Solutions Holdings, Inc., Second Lien Term Loan, 10.767% (SOFR +710 bps), 11/1/29(f)(g)	1,770,000	392,356
Performance Health Holdings, Inc., Initial Term Loan, 7.622% (SOFR +375 bps), 3/19/32(g)	4,706,350	4,565,159
		15,940,457
Industrial Products — 1.1%
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 9.934% (SOFR +626 bps), 5/21/29(g)	3,115,812	3,146,970
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — 3.3%
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 9.172% (SOFR +550 bps), 7/29/33(g)	$1,920,000	$ 1,929,600
Infinite Bidco, LLC, First Lien Term Loan, 7.678% (SOFR +401 bps), 3/2/28(g)	2,791,529	2,758,966
Infinite Bidco, LLC, Second Lien Initial Term Loan, 10.928% (SOFR +726 bps), 3/2/29(g)	4,245,740	4,077,248
LaserShip, Inc., Tranche E Term Loan, 5.434% (SOFR +176 bps), 8/10/29(g)	3,373,646	1,071,133
		9,836,947
Insurance — 0.9%
Asurion, LLC, New B-4 Term Loan, 9.036% (SOFR +536 bps), 1/20/29(g)	2,516,075	2,519,220
Materials — 3.5%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 4.258% (CORRA +200 bps), 6/30/26(e)(f)(g)	388,864	168,145
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 7.772% (SOFR +410 bps), 11/24/27(g)	550,236	513,587
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 11.522% (SOFR +785 bps), 11/24/28(g)	6,910,000	6,253,550
HP PHRG Borrower, LLC, Closing Date Term Loan, 7.672% (SOFR +400 bps), 2/20/32(g)	1,775,090	1,741,807
Iris Holding, Inc., Initial Term Loan, 8.517% (SOFR +485 bps), 6/28/28(h)	1,976,134	1,917,472
		10,594,561
Media — 4.2%
Auction.com, LLC, Term Loan, 10.044% (SOFR +600 bps), 5/26/28(g)	6,433,735	5,661,687

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Media — (Continued)
MH Sub I, LLC, Second Lien Term Loan, 9.922% (LIBOR +625 bps), 2/23/29(g)	$8,090,000	$ 7,023,172
Sterling Entertainment Enterprises, LLC, 2025 Notes, Second Lien, 17.75% (17.75% Cash / 100% PIK), 4/10/26(b)(c)(e)(f)	110,393	11
		12,684,870
Software & Technology Services — 2.3%
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	3,334,800	3,278,525
Kaseya, Inc., Initial Term Loan, 8.672% (SOFR +500 bps), 3/5/33(g)	3,730,000	3,590,125
		6,868,650
Technology Hardware & Semiconductors — 1.2%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.108% (LIBOR + 560 bps), 2/1/30(g)(h)	3,834,939	3,643,192
TOTAL SENIOR LOANS (Cost $77,499,233)		69,752,648
ASSET-BACKED SECURITIES — 0.9%
BBAM US CLO III Ltd., Ser 2023-3A, Class DR, 2023-3A, DR, 8.872% (SOFR + 520bps), 10/15/38(a)(g)	1,150,000	1,159,883
Trinitas CLO XXI Ltd., Ser 2022-21A, Class ER, 2022-21A, ER, 9.168% (SOFR + 550bps), 4/20/38(a)(g)	1,580,000	1,584,023
TOTAL ASSET-BACKED SECURITIES (Cost $2,733,760)		2,743,906
	Number of Shares
COMMON STOCKS† — 0.3%
Industrial Products — 0.2%
Utex Industries, Inc.(e)(f)*	7,506	455,164
Materials — 0.1%
Arctic Canadian Diamond Co. Ltd.(e)(f)*	541	27,050
Burgundy Diamond Mines Ltd.(e)(f)*	983,076	—
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Real Alloy Holding, Inc.(e)(f)*	3	$ 209,796
Specialty Steel Holdings, Inc.(e)(f)*	1	105,633
		342,479
TOTAL COMMON STOCKS (Cost $770,337)		797,643

TOTAL INVESTMENTS - 95.1% (Cost $298,662,930)		284,794,609
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		14,646,733
NET ASSETS - 100.0%		$299,441,342

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2026, these securities amounted to $210,375,552 or 70.26% of net assets. These securities have been determined by the Fund's Adviser to be liquid securities, unless otherwise noted.
(b)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(c)	Security deemed to be restricted as of January 31, 2026. As of January 31, 2026, the fair value of restricted securities in the aggregate was $8,282,896, representing 2.77% of the Fund’s net assets. Additional information on restricted securities can be found in Note A.
(d)	Security is currently in default.
(e)	Security is fair valued by the Adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(f)	Security is deemed illiquid at January 31, 2026.
(g)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(h)	All or a portion of this Senior Loan will settle after January 31, 2026, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Concluded)
January 31, 2026
(Unaudited)
CLO	Collateralized Loan Obligation
CORRA	Canadian Overnight Repo Rate Average
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments
January 31, 2026
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation — The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen 5Perspectives Small Growth Fund, (formerly, Polen U.S. Small Company Growth Fund), Polen Emerging Markets Growth Fund and Polen Opportunistic High Yield Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception, the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities,

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans (“Senior Loans”), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair value of fixed income securities and Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of January 31, 2026, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 01/31/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Common Stocks*	$3,351,651,468	$3,351,651,468	$—	$—
Exchange Traded Funds	33,708,500	33,708,500	—	—
Short-Term Investment	103,025,539	103,025,539	—	—
Total Assets	$3,488,385,507	$3,488,385,507	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Canada	$7,721,967	$7,721,967	$—	$—
China	10,142,223	—	10,142,223	—
France	4,697,310	—	4,697,310	—
Germany	12,965,981	—	12,965,981	—
Japan	3,219,892	—	3,219,892	—
Netherlands	6,462,239	—	6,462,239	—
Sweden	5,442,307	5,442,307	—	—
Taiwan	8,414,327	—	8,414,327	—
United Kingdom	10,065,087	10,065,087	—	—
United States	137,405,066	137,405,066	—	—
Uruguay	6,335,980	6,335,980	—	—
Short-Term Investment	6,756,071	6,756,071	—	—
Total Assets	$219,628,450	$173,726,478	$45,901,972	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
Funds	Total Value at 01/31/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Assets
Common Stocks
Brazil	$3,661,488	$3,661,488	$—	$—
Canada	2,918,949	2,918,949	—	—
China	4,036,628	—	4,036,628	—
France	4,664,641	—	4,664,641	—
Germany	6,933,026	—	6,933,026	—
India	6,420,465	—	6,420,465	—
Ireland	7,717,936	7,717,936	—	—
Israel	980,539	980,539	—	—
Japan	9,730,004	—	9,730,004	—
Luxembourg	1,061,586	1,061,586	—	—
Netherlands	14,497,218	—	14,497,218	—
Poland	3,866,293	—	3,866,293	—
Singapore	1,649,032	1,649,032	—	—
Spain	1,422,797	—	1,422,797	—
Sweden	3,146,443	1,555,088	1,591,355	—
Switzerland	5,903,418	1,588,909	4,314,509	—
Taiwan	1,567,846	1,567,846	—	—
United Kingdom	12,658,832	6,281,339	6,377,493	—
Uruguay	6,656,001	6,656,001	—	—
Short-Term Investment	4,508,358	4,508,358	—	—
Total Assets	$104,001,500	$40,147,071	$63,854,429	$—
Polen 5Perspectives Small Growth Fund
Assets
Common Stocks*	$47,474,481	$47,474,481	$—	$—
Short-Term Investment	1,087,090	1,087,090	—	—
Total Assets	$48,561,571	$48,561,571	$—	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
Funds	Total Value at 01/31/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Emerging Markets Growth Fund
Assets
Common Stocks
Brazil	$782,186	$782,186	$—	$—
China	981,929	208,492	773,437	—
Hong Kong	556,235	—	556,235	—
Hungary	92,768	—	92,768	—
India	427,845	66,320	361,525	—
Ireland	94,886	94,886	—	—
Netherlands	326,550	—	326,550	—
Poland	252,837	—	252,837	—
Singapore	241,047	104,855	136,192	—
South Korea	1,227,131	—	1,227,131	—
Taiwan	1,387,900	—	1,387,900	—
Uruguay	381,126	381,126	—	—
Vietnam	270,271	—	270,271	—
Short-Term Investment	49,436	49,436	—	—
Total Assets	$7,072,147	$1,687,301	$5,384,846	$—
Polen Opportunistic High Yield Fund
Assets
Corporate Bonds
Materials	$47,478,888	$—	$47,283,888	$195,000
Health Care	22,300,954	—	22,300,954	—
Consumer Discretionary Services	19,836,439	—	19,836,439	—
Consumer Discretionary Products	19,378,539	—	19,378,539	—
Software & Technology Services	13,755,586	—	13,755,586	—
Insurance	13,523,917	—	13,523,917	—
Media	12,184,735	—	12,184,735	—
Consumer Staple Products	11,452,828	—	11,452,828	—
Industrial Products	10,385,678	—	10,385,678	—
Oil & Gas	9,795,407	—	9,795,407	—
Retail & Wholesale - Discretionary	9,649,367	—	9,649,367	—**
Telecommunications	9,585,713	—	9,585,713	—
Industrial Services	7,075,268	—	7,075,268	—
Financial Services	5,097,093	—	5,097,093	—
Senior Loans
Health Care	15,940,457	—	15,940,457	—
Media	12,684,870	—	12,684,859	11
Materials	10,594,561	—	10,426,416	168,145
Industrial Services	9,836,947	—	9,836,947	—
Software & Technology Services	6,868,650	—	6,868,650	—
Consumer Discretionary Products	3,706,251	—	3,706,251	—
Technology Hardware & Semiconductors	3,643,192	—	3,643,192	—
Industrial Products	3,146,970	—	3,146,970	—
Insurance	2,519,220	—	2,519,220	—
Consumer Discretionary Services	811,530	—	811,530	—
Asset-Backed Securities	2,743,906	—	2,743,906	—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
Funds	Total Value at 01/31/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Industrial Products	$455,164	$—	$—	$455,164
Materials	342,479	—	—	342,479
Total Assets	$284,794,609	$—	$283,633,810	$1,160,799

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
**	Current value is $0.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund's adviser pursuant to the Fund's fair value policy, subject to oversight by the Board of Trustees. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
For the Polen Opportunistic High Yield Fund, the securities listed below are restricted from resale as of January 31, 2026:
	Security Type	Acquisition Date	Cost	Value
Dornoch Debt Merger Sub, Inc.	Corporate Bonds	9/23/2021	$8,860,128	$8,282,885
Northwest Acquisitions ULC	Corporate Bonds	10/25/2018	1,343,974	—
Sterling Entertainment Enterprises, LLC	Senior Loans	01/22/2025	110,393	11
				$8,282,896
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2026
(Unaudited)
There are significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the period ended January 31, 2026, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.